Fair Value of Consideration Transferred (Detail) (USD $)	1 Months Ended		9 Months Ended	0 Months Ended
	May 30, 2014	May 31, 2014	Dec. 31, 2014	Jan. 06, 2014	Dec. 07, 2013
AKM
Business Acquisition [Line Items]
Cash consideration	$ 140,000	$ 140,000	$ 376,000
Fair value of promissory note due to seller	136,822	376,236
Total purchase consideration	280,000	516,236
BCHC
Business Acquisition [Line Items]
Cash consideration			900,000
Fair value of promissory note due to seller			230,862
Working capital adjustment			(9,294)
Total purchase consideration			1,121,568
HCHHA
Business Acquisition [Line Items]
Cash consideration			300,000
Fair value of promissory note due to seller			43,286
Working capital adjustment			(21,972)
Total purchase consideration			321,314
SCHC
Business Acquisition [Line Items]
Cash consideration			2,428,391
Fair value of promissory note due to seller			132,000
Total purchase consideration			2,560,391
Fletcher
Business Acquisition [Line Items]
Cash consideration				75,000
Fair value of promissory note due to seller				73,400
Total purchase consideration				148,400
Eagle Rock
Business Acquisition [Line Items]
Cash consideration					75,000
Fair value of promissory note due to seller					81,500
Total purchase consideration					$ 156,500